Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 2, 2014

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective June 30, 2014, do not differ from those filed electronically via EDGAR with Post-Effective Amendment No. 131 on June 30, 2014.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary